Other current assets	12 Months Ended
Dec. 31, 2025
Other current assets.
Other current assets

13.Other current assets

	As at December 31
(in EUR 000)	2025	2024
Deferred charges	663	918
Accrued income	165	738
Total other current assets	828	1,656

The decrease of €0.8 million in other current assets is mainly due to a decrease in accrued income amounting to €0.6 million. The decrease can be explained by a decrease in accrued income related to the term deposits due to a decrease in the number of term deposits outstanding.